Subsequent Events - Additional Information (Details) - USD ($) $ in Millions	Jul. 02, 2021	Apr. 23, 2018
Subsequent Event [Line Items]
Debt maturity date		Apr. 23, 2023
Subsequent Event
Subsequent Event [Line Items]
Bridge loan	$ 250.0
Subsequent Event | Bridge Loan [Member]
Subsequent Event [Line Items]
Increase in interest rate of debt	0.25%
Debt maturity date	Jul. 02, 2022
Subsequent Event | Bridge Loan [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Short term debt variable interest rate	5.50%
Subsequent Event | Bridge Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Short term debt variable interest rate	6.50%
Subsequent Event | Doctors Medical Center DMC [Member]
Subsequent Event [Line Items]
Payments to acquire productive assets	$ 300.0